SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of acquisition of the share's rights

The acquisition of the share's rights, in both companies is as follows:

	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2017	2016	2017	2016
Multiplus S.A.	-	-	316,025	394,698

Schedule of number shares in circulation

Number shares in circulation

				Not acquired due
	Opening			to breach of employment	Closing
	balance	Granted	Exercised	retention conditions	balance
From January 1 to December 31, 2016	175,910	138,282	(15,811)	(60,525)	237,856
From January 1 to December 31, 2017	237,856	129,218	(41,801)	(15,563)	309,710

Compensation Plan 2011 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments balance

In view of the above, at the expiration date, the 2011 Compensation Plan had a balance of 4,789,718 shares pending of subscription and payment, which was deducted from the authorized capital of the Company.

Number of Stock Options
In share-based payment arrangements
		Options	Expired
	Opening	waived by	Action	Closing
Periods	balance	executives	Options	Balance
From January 1 to December 31, 2016	4,518,000	(4,172,000)	(346,000)	-
From January 1 to December 31, 2017	-	-	-	-

Compensation Plan 2016-2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments balance

This benefit is recognized in accordance with the provisions of IFRS 2 "Share-based Payments" and has been considered as cash settled award and therefore recorded at fair value as a liability, which is updated to the closing date of each financial statement with effect on profit or loss.

	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2016	4,719,720	-	-	-	4,719,720
From January 1 to December 31, 2017	4,719,720	37,359	(1,193,286)	(630,897)	2,932,896

Subsidiaries Compensation Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments balance

Multiplus S.A.

			4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2016	84,249	173,399	137,050	394,698
Outstanding option number as December 31, 2017	84,249	163,251	68,525	316,025